SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 12, 2022	Dec. 22, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash			$ 136,798		$ 153,563	$ 200,884
Cash equivalents			$ 0		$ 0	$ 0
Number of public shares held	23,046,578
Amount removed from trust account	$ 232,370,000
Per share removal from trust account	$ 10.08
Remaining amount held in the trust account	$ 19,700,000
Shares outstanding	1,953,422				1,953,422
Deposited into trust account	$ 78,137				$ 78,137
Percent of deposits funded by TriSalus	50.00%				50.00%
Redemption price per share			$ 10.32		$ 10.14
Offering costs			$ 14,161,525
Income tax provision			6.44%	0.00%	9.34%	0.00%
Statutory tax rate			21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits			$ 0		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties					$ 0	$ 0
Offering costs		$ 14,161,525
Extension Note
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percent of deposits drawn down	50.00%				50.00%
Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs			$ 13,638,664
Offering costs related to IPO		13,638,664
Class A Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares subject to redemption			1,953,422		1,953,422
Anti-dilutive securities attributable to warrants (in shares)					13,266,666
Class A common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares subject to redemption			1,953,422		1,953,422	25,000,000
Redemption price per share					$ 10.14	$ 10.00
Anti-dilutive securities attributable to warrants (in shares)			13,266,666
Public Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs			$ 514,106
Offering costs		514,106
Private Placement Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs			$ 8,755
Offering costs		$ 8,755